POST-EMPLOYMENT BENEFIT - Summary of Assumptions to Determine Defined Benefit Obligations (Detail)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Health PlanDisclosure of defined benefit plans [line items]
Overall mortality (segregated by gender) smoothness rate (as a percent)	10.00%	10.00%
Defined benefit [member] | Defined benefit [member]
Health PlanDisclosure of defined benefit plans [line items]
Discount rate (per year)	11.07%	9.29%
Inflation rate (per year)	3.50%	3.50%
Future pension increases	3.50%	3.50%
Health plan [member] | Health Insurance
Health PlanDisclosure of defined benefit plans [line items]
Discount rate (per year)	12.14%	10.12%
Inflation rate (per year)	4.50%	4.50%
Morbidity (aging factor)	3.00%	3.00%
Future pension increases	3.00%	3.00%
Overall mortality (segregated by gender)	AT-2000	AT-2000
Disable mortality table	IAPB-1957	IAPB-1957
Entry into disability (modified)	UP-84 modified	UP-84 modified
Turnover	0.60/ (service time +1)	0.60/ (service time +1)